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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21959
                                   ---------------------------------------------

                           Centurion Investment Trust

               (Exact name of registrant as specified in charter)

  5860 Ridgeway Center Parkway, Suite 330      Memphis, Tennessee      38120
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                                  Tina H. Bloom

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (901) 766-9393
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ---------------------------------------------

Date of reporting period:       November 30, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                             CENTURION MUTUAL FUNDS

                        Centurion Christian Values Fund



                                 ANNUAL REPORT

                               NOVEMBER 30, 2007



                               INVESTMENT ADVISER
                       Centurion Investment Partners, LLC
                          5860 Ridgeway Center Parkway
                                   Suite 330
                            Memphis, Tennessee 38120

                                     [LOGO]
                                   CENTURION

January 28, 2008

Dear Shareholder,

At the inception of our Fund on March 30, 2007, the stock market - and the Centurion Christian Values Fund - got off to a fast start. For the quarter ended June 30, 2007, the Fund returned 5.70% versus the S&P 400 MidCap Index return of 5.84% and the S&P MidCap 400/Citigroup Value Index return of 4.45%.

However, since June 30th, the performance of the U.S. stock market has been marked by prolonged investor fear over a slowing U.S. economy and high oil prices. Investors continue to worry that the sharp decline in home values due to the housing slump and $100 per barrel crude oil prices will negatively impact consumer spending and corporate profits, and perhaps, result in a recession. In addition, some investors feel that the Federal Reserve has not been aggressive enough in cutting the discount rate to jump start a faltering economy and to rescue many financial institutions from the largely self-inflicted, "sub-prime mortgage crisis."

On a positive note, overall corporate profits remain strong, inflation is reasonably under control, and while Holiday sales data was weak, consumer spending and personal income are still growing. As is often the case, it is the "unexpected" that does the most harm to investors and the economy. In 2007, the "unexpected" was sub-prime mortgage defaults and the resulting evaporation of liquidity in the fixed income market. A number of CEO's are paying for this oversight with their jobs, and while there may be more sub-prime fallout, the worst of the news seems to at least be on the table, if not completely digested.

Amid this negative tone of investor sentiment and sub-prime turmoil, it is no surprise that major stock indexes declined for the second half of the Fund's fiscal year ended November 30, 2007, and day-to-day trading was very volatile. From June through November 30, the S&P 400 Index, which represents mid-sized companies within the U.S. economy, declined by -3.39% and the S&P Midcap 400/Citigroup Value Index declined -6.38%.

The Fund's holdings are predominately mid-size companies, and the price declines were even more pronounced in the smaller companies. Over time, mid-cap and small-cap companies usually outperform large-cap companies, but performance can be more unstable in the short run.

Given a very difficult market condition, the period from March 30th to November 30, 2007 posed a challenging environment for many investors and the Fund, and the Fund's performance of -4.90% versus the 2.26% return of the S&P 400 MidCap Index was not what we would like; although not totally unexpected. However, we have faith in the process, and we anticipate better results in the future. We appreciate your patience and confidence in Centurion.

Sincerely,

/s/ David C. Lenoir

David C. Lenoir
President

"Good planning and hard work lead to prosperity, but hasty shortcuts lead to poverty."

                                                           - Proverbs 21:5 (NLT)

                  Distributed by Ultimus Fund Distributors, LLC

   Centurion Christian Values Fund P.O. Box 46707 Cincinnati, Ohio 45246-0707
                    Phone: 1-888-859-5867 Fax: 513-587-3438

                                     [LOGO]
                                   CENTURION


Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, are available by calling the Fund at1-888-859-5867 or by visiting the Fund's website at www.thecenturionfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the prospectus please visit our website at www.thecenturionfunds.com or call 1-888-859-5867 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

                  Distributed by Ultimus Fund Distributors, LLC

   Centurion Christian Values Fund P.O. Box 46707 Cincinnati, Ohio 45246-0707
                    Phone: 1-888-859-5867 Fax: 513-587-3438

                        CENTURION CHRISTIAN VALUES FUND

   Comparison of the Change in Value of a $10,000 Investment in the Centurion
         Christian Values Fund vs the S&P MidCap 400 Total Return Index

                              [LINE GRAPH OMITTED]


                                 Centurion            S&P MidCap
                              Christian Values        400 Total
                                    Fund             Return Index
                                    ----             ------------
                03/30/07        $  10,000            $  10,000
                05/31/07           10,680               10,820
                08/31/07            9,730               10,075
                11/30/07            9,510               10,226

                    ---------------------------------------
                                Total Return (a)
                      (for period ended November 30, 2007)

                                Since Inception*
                                ----------------
                                     -4.90%
                    ---------------------------------------

(a) The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

* Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

      CENTURION CHRISTIAN VALUES FUND VS S&P MIDCAP 400 TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                      AS OF NOVEMBER 30, 2007 (UNAUDITED)

                              [BAR CHART OMITTED]

                                                          S&P MidCap 400
                                         Centurion         Total Return
                                            Fund               Index
                                        ---------------------------------
Consumer Discretionary                       8.9%              14.2%
Consumer Staples                             2.4%               3.3%
Energy                                      18.1%               9.0%
Financials                                  14.7%              14.8%
Health Care                                  8.9%              12.5%
Industrials                                 16.7%              15.0%
Information Technology                      16.0%              15.0%
Materials                                    7.1%               7.7%
Telecommunications Services                  1.2%               0.7%
Utilities                                    2.0%               7.8%


                         CENTURION CHRISTIAN VALUES FUND
                             TOP 10 EQUITY HOLDINGS
                          NOVEMBER 30, 2007 (UNAUDITED)

       SECURITY DESCRIPTION                            % OF NET ASSETS
----------------------------------                    ------------------
Humana, Inc.                                                 3.6%
FedEx Corp.                                                  3.4%
Valero Energy Corp.                                          3.3%
Zimmer Holdings, Inc.                                        3.2%
Ensco International, Inc.                                    2.8%
Norfolk Southern Corp.                                       2.7%
Aeropostale, Inc.                                            2.6%
Advance Auto Parts, Inc.                                     2.5%
Oshkosh Truck Corp.                                          2.5%
Baker Hughes, Inc.                                           2.4%

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007
================================================================================
    SHARES     COMMON STOCKS - 96.0%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 8.9%
     2,399     Advance Auto Parts, Inc.                             $     86,268
     3,552     Aeropostale, Inc. (a)                                      90,754
     1,693     Kohl's Corp. (a)                                           83,431
     1,398     Thor Industries, Inc.                                      49,280
                                                                    ------------
                                                                         309,733
                                                                    ------------
               CONSUMER STAPLES - 2.4%
     3,602     Flowers Foods, Inc.                                        83,674
                                                                    ------------

               ENERGY - 18.1%
     1,386     Anadarko Petroleum Corp.                                   78,448
     1,056     Baker Hughes, Inc.                                         84,765
     1,816     Ensco International, Inc.                                  97,792
     1,524     Helix Energy Solutions Group, Inc. (a)                     61,859
     1,562     NRG Energy, Inc. (a)                                       66,213
     1,078     Occidental Petroleum Corp.                                 75,212
     1,157     Unit Corp. (a)                                             51,741
     1,758     Valero Energy Corp.                                       114,393
                                                                    ------------
                                                                         630,423
                                                                    ------------

               FINANCIALS - 14.7%
     1,053     ACE Ltd.                                                   63,001
     1,640     Ambac Financial Group, Inc.                                44,657
     1,075     Assurant, Inc.                                             70,337
     2,141     Berkley (W.R.) Corp.                                       65,472
     3,454     CapitalSource, Inc.                                        57,889
     1,630     CIT Group, Inc.                                            43,358
       461     Franklin Resources, Inc.                                   56,786
     2,185     HCC Insurance Holdings, Inc.                               67,167
     1,404     Marshall & Ilsley Corp.                                    44,184
                                                                    ------------
                                                                         512,851
                                                                    ------------

               HEALTH CARE - 8.9%
     2,569     Endo Pharmaceuticals Holdings, Inc. (a)                    70,416
     1,645     Humana, Inc. (a)                                          126,714
     1,744     Zimmer Holdings, Inc. (a)                                 112,889
                                                                    ------------
                                                                         310,019
                                                                    ------------

               INDUSTRIALS - 16.7%
     1,058     Caterpiller, Inc.                                          76,070
     1,209     FedEx Corp.                                               119,050
     2,140     Hunt (J.B.) Transport Services, Inc.                       56,261
     1,394     Joy Global, Inc.                                           80,852

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 96.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               INDUSTRIALS - 16.7% (CONTINUED)
       607     L-3 Communications Holdings, Inc.                    $     67,165
     1,864     Norfolk Southern Corp.                                     95,455
     1,774     Oshkosh Truck Corp.                                        85,312
                                                                    ------------
                                                                         580,165
                                                                    ------------

               INFORMATION TECHNOLOGY - 16.0%
     2,993     ACI Worldwide, Inc. (a)                                    68,330
     2,030     Digital River, Inc. (a)                                    78,500
     1,287     Fiserv, Inc. (a)                                           66,062
     1,020     Harris Corp.                                               64,025
     2,444     j2 Global Communications, Inc. (a)                         59,438
     1,056     MEMC Electronic Materials, Inc. (a)                        81,925
       468     Metavante Technologies, Inc. (a)                           10,661
     5,776     ON Semiconductor Corp. (a)                                 53,081
     2,668     Western Digital Corp. (a)                                  73,717
                                                                    ------------
                                                                         555,739
                                                                    ------------

               MATERIALS - 7.1%
       640     Allegheny Technologies, Inc.                               62,560
       677     Freeport-McMoRan Copper & Gold, Inc.                       66,976
     1,058     Nucor Corp.                                                62,644
     1,899     Titanium Metals Corp.                                      56,343
                                                                    ------------
                                                                         248,523
                                                                    ------------

               TELECOMMUNICATIONS SERVICES - 1.2%
       763     NII Holdings, Inc. (a)                                     42,087
                                                                    ------------

               UTILITIES - 2.0%
     1,072     Energen Corp.                                              68,329
                                                                    ------------

               TOTAL COMMON STOCKS (Cost $3,532,727)                $  3,341,543
                                                                    ------------

================================================================================
    SHARES     SHORT-TERM INVESTMENTS - 3.7%                           VALUE
--------------------------------------------------------------------------------

   130,040     UMB Money Market Fiduciary, 3.20%, floating rate
                 (Cost $130,040)                                    $    130,040
                                                                    ------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 99.7%
                 (Cost $3,662,767)                                  $  3,471,583

               OTHER ASSETS IN EXCESS OF LIABILITES - 0.3%                10,351
                                                                    ------------

               NET ASSETS - 100.0%                                  $  3,481,934
                                                                    ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007
================================================================================
ASSETS
Investments in securities:
     At acquisition cost                                           $  3,662,767
                                                                   ============
     At value (Note 2)                                             $  3,471,583
Dividends and interest receivable                                         2,771
Receivable from Adviser (Note 4)                                         10,597
Other assets                                                             11,516
                                                                   ------------
     TOTAL ASSETS                                                     3,496,467
                                                                   ------------
LIABILITIES
Accrued Trustees fees                                                     4,250
Payable to Administrator (Note 4)                                         5,120
Other accrued expenses and liabilities                                    5,163
                                                                   ------------
     TOTAL LIABILITIES                                                   14,533
                                                                   ------------

NET ASSETS                                                         $  3,481,934
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                    $  3,684,990
Accumulated net realized losses from security transactions              (11,872)
Net unrealized depreciation on investments                             (191,184)
                                                                   ------------
NET ASSETS                                                         $  3,481,934
                                                                   ============
Shares of beneficial interest outstanding (unlimited number of
     shares authorized, no par value)                                   366,170
                                                                   ============

Net asset value, offering price and redemption price per share(a)  $       9.51
                                                                   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2007 (a)
================================================================================
INVESTMENT INCOME
     Dividends                                                     $     15,097
     Interest                                                             3,326
                                                                   ------------
          TOTAL INCOME                                                   18,423
                                                                   ------------
EXPENSES
     Accounting services fees (Note 4)                                   16,106
     Investment advisory fees (Note 4)                                   13,536
     Compliance service fees (Note 4)                                    13,333
     Trustees' fees and expenses                                         12,819
     Administration fees (Note 4)                                        12,800
     Transfer agent fees (Note 4)                                        10,500
     Insurance expense                                                    7,939
     Custodian and bank service fees                                      7,526
     Postage and supplies                                                 6,098
     Registration fees                                                    4,359
     Professional fees                                                    1,883
     Distribution fees (Note 4)                                             279
     Other expenses                                                       5,321
                                                                   ------------
          TOTAL EXPENSES                                                112,499
     Less fees waived and expenses reimbursed by the
       Adviser (Note 4)                                                 (92,196)
                                                                   ------------
          NET EXPENSES                                                   20,303
                                                                   ------------

NET INVESTMENT LOSS                                                      (1,880)
                                                                   ------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized losses from security transactions                     (11,872)
     Net change in unrealized appreciation/
        depreciation on investments                                    (191,184)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (203,056)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (204,936)
                                                                   ============

(a) Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED NOVEMBER 30, 2007 (a)
================================================================================
FROM OPERATIONS
      Net investment loss                                          $     (1,880)
      Net realized losses from security transactions                    (11,872)
      Net change in unrealized appreciation/depreciation
         on investments                                                (191,184)
                                                                   ------------
Net decrease in net assets from operations                             (204,936)
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                       3,659,944
      Proceeds from redemption fees collected (Note 2)                      461
      Payments for shares redeemed                                      (73,535)
                                                                   ------------
Net increase in net assets from capital share transactions            3,586,870
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                          3,381,934

NET ASSETS
      Beginning of period                                               100,000
                                                                   ------------
      End of period                                                $  3,481,934
                                                                   ============

ACCUMULATED NET INVESTMENT INCOME                                  $         --
                                                                   ============
CAPITAL SHARE ACTIVITY
      Shares sold                                                       363,668
      Shares redeemed                                                    (7,498)
                                                                   ------------
          Net increase in shares outstanding                            356,170
      Shares outstanding, beginning of period                            10,000
                                                                   ------------
      Shares outstanding, end of period                                 366,170
                                                                   ============

(a) Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED NOVEMBER 30, 2007 (a)
================================================================================

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
   Net asset value at beginning of period                        $      10.00
                                                                 ------------
   Loss from investment operations:
        Net investment loss                                             (0.01)
        Net realized and unrealized losses on investments               (0.48)
                                                                 ------------
   Total from investment operations                                     (0.49)
                                                                 ------------

   Proceeds from redemption fees collected (Note 2)                      0.00(b)
                                                                 ------------

   Net asset value at end of period                              $       9.51
                                                                 ============

   Total return (c)                                                    -4.90%(d)
                                                                 ============

RATIOS AND SUPPLEMENTAL DATA:

   Net assets at end of period                                   $  3,481,934
                                                                 ============

   Ratio of net expenses to average net assets (e)                      1.50%(f)

   Ratio of net investment loss to average net assets                  -0.14%(f)

   Portfolio turnover rate                                                31%(d)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 8.25%(f) for the period ended November 30, 2007.

(f)   Annualized.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2007
================================================================================

1.    ORGANIZATION

The Centurion Christian Values Fund (the "Fund") is a diversified series of Centurion Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on September 27, 2006. The Fund commenced operations on March 30, 2007. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment adviser, Centurion Investment Partners, LLC ("Centurion").

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price; if there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the period ended November 30, 2007, proceeds from redemption fees totaled $461.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP") and are recorded on the ex-dividend date. There were no distributions during the period ended November 30, 2007.

CONTINGENCIES AND COMMITMENTS -- The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2007:

      Cost of portfolio investments                          $  3,662,767
                                                             ============
      Gross unrealized appreciation                          $    177,283
      Gross unrealized depreciation                              (368,467)
                                                             ------------
      Net unrealized depreciation                            $   (191,184)
      Capital loss carryforward                                   (11,872)
                                                             ------------
      Accumulated deficit                                    $   (203,056)
                                                             ============

As of November 30, 2007, the Fund has a capital loss carryforward of $11,872, which expires November 30, 2015. This capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholder.

During the period ended November 30, 2007, the Fund reclassified net investment losses of $1,880 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no affect on the Fund's net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Management has applied FIN 48 during the period ended November 30, 2007. As a result of the application of FIN 48, there was no impact on the financial statements.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3.    INVESTMENT TRANSACTIONS

During the period ended November 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $4,152,208 and $607,609, respectively.

4.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Centurion, of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC ("UFD"), the principal underwriter and exclusive agent for distribution of shares of the Fund.

The Fund pays each Trustee who is not an affiliated person of the Trust an annual retainer of $5,000, payable quarterly. The Independent Chairman of the Board receives from the Trust an additional annual retainer of $2,000, payable quarterly.

ADVISORY AGREEMENT
Centurion serves as the investment adviser to the Fund. Centurion is responsible for general oversight and management of the Fund, setting the religious criteria for which investments are screened and retaining sub-advisor(s) for the Fund. The Fund pays Centurion an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.95% of such assets from $500 million to $1 billion, and 0.90% of such assets in excess of $1 billion. Centurion has agreed for a period of three years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 1.50% of its average daily net assets (the "Expense Cap"). Any such fee reductions by Centurion, or payments by Centurion of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.50% Expense Cap, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As a result of the Expense Cap, Centurion waived its entire investment advisory fee of $13,536 and absorbed $78,660 of Fund expenses during the period ended November 30, 2007. Centurion may recapture all or a portion of these fees and expenses no later than November 30, 2010.

The Chief Financial Officer and Chief Compliance Officer of Centurion also serves as Chief Compliance Officer of the Trust. The Fund reimburses Centurion $20,000 annually for the services provided by the Chief Compliance Officer to the Trust.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SUB-ADVISORY AGREEMENT
Sector Capital Management LLC ("Sector Capital") has been retained by Centurion to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Sector Capital, Centurion and the Trust. Centurion (not the
Fund) pays Sector Capital a monthly fee at the annual rate of 0.45% of the average value of the Fund's daily net assets. Sector Capital's fee will be reduced on a pro-rata basis to the extent Centurion reduces its advisory fees or absorbs expenses of the Fund as a result of the Expense Cap; conversely, Sector Capital may recover fee reductions and expense reimbursements from Centurion on a pro-rata basis to the extent that any such fees or expenses are repaid by the Fund to Centurion.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. During the period ended November 30, 2007, Ultimus agreed to discount the foregoing fee by 20%.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a fee of $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. During the period ended November 30, 2007, Ultimus agreed to discount the foregoing fee by 20%.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,000 minimum monthly fee if the Fund has 25 accounts or less, $1,250 per month if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has more than 100 accounts.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under which the Fund may directly incur or reimburse Centurion or UFD for certain expenses related to the distribution of its shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution expenses of $279 under the Plan during the period ended November 30, 2007.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the period ended November 30, 2007, UFD received $4,000 for its services under the Distribution Agreement, which was paid by Centurion.

5.    ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[LOGO]  BRIGGS,
        BUNTING &
        DOUGHERTY, LLP

        CERTITIED
        PUBLIC
        ACCOUNTANTS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF CENTURION INVESTMENT TRUST
AND THE SHAREHOLDERS OF CENTURION CHRISTIAN VALUES FUND

We have audited the accompanying statement of assets and liabilities of the Centurion Christian Values Fund, a series of beneficial interest of Centurion Investment Trust, including the schedule of investments, as of November 30, 2007, and the related statements of operations, changes in net assets and the financial highlights for period March 30, 2007 (commencement of operations) through November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Centurion Christian Values Fund as of November 30, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period March 30, 2007 (commencement of operations) through November 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
JANUARY 25, 2008

CENTURION CHRISTIAN VALUES FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 through November 30, 2007).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

CENTURION CHRISTIAN VALUES FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including the annual expense ratio, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                      Beginning         Ending        Expenses
                                    Account Value    Account Value   Paid During
                                     June 1, 2007    Nov. 30, 2007     Period*
                                     ------------    -------------     -------

Based on Actual Fund Return           $ 1,000.00       $   890.40      $  7.11

Based on Hypothetical 5% Return
(before expenses)                     $ 1,000.00       $ 1,017.55      $  7.59

*     Expenses are equal to the Fund's annualized expense ratio of 1.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June is also available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request, by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800)SEC-0330.

CENTURION CHRISTIAN VALUES FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                           NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                            IN FUND
                                                                                 PRINCIPAL OCCUPATION(S) DURING PAST 5      COMPLEX
                                  LENGTH OF             POSITION(S) HELD WITH    YEARS AND DIRECTORSHIPS OF PUBLIC         OVERSEEN
NAME, AGE AND ADDRESS             TIME SERVED                   TRUST            COMPANIES                                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees:

*David C. Lenoir  (age 39)        Since September              Trustee           Partner, Centurion Investment Partners,        1
5860 Ridgeway Center Parkway      2006                                           LLC.
Suite 330
Memphis, TN 38120

Independent Trustees:

Dorsey Hardeman  (age 39)         Since December               Trustee           Sales Representative, Olympus America          1
2434 Wild Valley Drive            2006                                           (a medical sales company), 2005 to
Jackson, MS 39211                                                                present; Sales Representative,
                                                                                 Specialty Surgical Instrumentation (a
                                                                                 medical sales company), 1996 to 2005.

Brian K. Payne (age 39)           Since December               Trustee           Professor, Boyce College, 2006 to              1
13117 Willow Forest Drive         2006                                           present; Student, 1999 to 2006; Pastor,
Louisville, KY 40245                                                             Lebanon Evangelical Free Church, 2002
                                                                                 to 2004.

William S. Stafford  (age 40)     Since December        Chairman of the Board    Chief Executive Officer, Evolve Bank &         1
8000 Centerview Parkway           2006                       of Trustees         Trust, 2004-present; Director, Evolve
Suite 500                                                                        Bank & Trust, 2005 to present;
Memphis, TN 38018                                                                Director, Neighborhood Christian
                                                                                 Center, 2005 to present; Vice
                                                                                 President, Duncan Williams, Inc. (an
                                                                                 investment banker), 2003 to 2004.

      * Mr. Lenoir, as an affiliated person of Centurion, is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

CENTURION CHRISTIAN VALUES FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

                                                                                 PRINCIPAL OCCUPATION(S) DURING PAST 5
                                  LENGTH OF             POSITION(S) HELD WITH    YEARS AND DIRECTORSHIPS OF PUBLIC
NAME, AGE AND ADDRESS             TIME SERVED                   TRUST            COMPANIES
Executive Officers:

Robert G. Dorsey (age 50)         Since October 2006       Vice President        Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                           Distributors, LLC.

Mark J. Seger (age 46)            Since October 2006          Treasurer          Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                           Distributors, LLC.

John F. Splain (age 51)           Since October 2006          Secretary          Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                           Distributors, LLC.

Ronald W. Hodges (age 70)         Since December      Chief Compliance Officer   Chief Financial Officer, Secretary and
5860 Ridgeway Center Parkway      2006                                           Chief Compliance Officer of Centurion
Suite 230                                                                        Investment Partners, LLC
Memphis, TN  38120

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-859-5867.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was determined by the audit committee that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 with respect to the registrant's fiscal year ended November 30, 2007.

      (b) AUDIT-RELATED FEES. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 with respect to the registrant's fiscal year ended November 30, 2007. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1)  The audit  committee  has not adopted  pre-approval  policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal year ended November 30, 2007, aggregate non-audit fees of $2,500 were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during the last fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Centurion Investment Trust
             ------------------------------------------------------

By (Signature and Title)*          /s/ David C. Lenoir
                           ----------------------------------------
                                   David C. Lenoir, President

Date          January 30, 2008
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ David C. Lenoir
                           ----------------------------------------
                                   David C. Lenoir, President

Date          January 30, 2008
      ------------------------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           ----------------------------------------
                                   Mark J. Seger, Treasurer

Date          January 30, 2008
      ------------------------------------------


*  Print the name and title of each signing officer under his or her signature.